Change in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Balance at beginning of year	¥ 30,534	¥ 28,531
Addition	25,624	28,234
Utilization	(27,412)	(26,211)
Other	2,454	(20)
Balance at end of year	¥ 31,200	¥ 30,534